ORDINARY SHARES AND PREFERRED SHARES (Tables)	12 Months Ended
Dec. 31, 2018
ORDINARY SHARES AND PREFERRED SHARES
Schedule of roll forward of the carrying amounts of Preferred Shares

Year ended
December 31, 2018
RMB
Balance as of January 1, 2018	—
Issuance of Series A convertible redeemable preferred shares to investors	531,106
Issuance of Series A+ convertible redeemable preferred shares to investors	2,566,627
Issuance of Series B convertible redeemable preferred shares to investors	1,393,812
Conversion of convertible redeemable preferred shares to ordinary shares upon IPO	(4,491,545)
Balance as of December 31, 2018	—